Accounting Estimates and Judgments	12 Months Ended
Dec. 31, 2021
Disclosure Of Changes In Accounting Estimates [Abstract]
Accounting estimates and judgments
3.
Accounting estimates and judgments

Accounting estimates and judgments are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.

Based on assumptions, dLocal makes estimates concerning the future. The resulting accounting estimates will, by definition, seldom equal the related actual results. The main estimates and assumptions are addressed below:

3.1. Deferred income tax

dLocal recognizes deferred income tax based on future taxable profit estimates for the next five years using significant judgment from management to determine the amount of deferred tax assets that can be recognized, based on the likely timing and level of future taxable profits, together with future tax planning strategies. These projections are periodically reviewed and approved by management.

3.2. Provisions

dLocal recognizes provisions for labor contingent claims. The assessment of the probability of a past event that gives rise to a present obligation of labor lawsuits and claims includes assessing the available evidence and jurisprudence, the hierarchy of laws and most recent court decisions. In order to conclude that assessment, management applies its professional judgment also based on its legal advisors’ opinion.

Provisions are reviewed and adjusted to consider changes in circumstances such as the applicable limitation period, findings of inspections and additional exposures identified based on new issues or court decisions.

3.3. Share-based payment transactions to employees and warrant agreement

dLocal estimates share-based payment transactions and warrant agreements using the most appropriate valuation model and underlying assumptions, which depend on the terms and conditions of the grant and the information available at the grant date.

The Group uses certain methodologies to estimate fair value of the options and warrants granted which include the following:

•
Estimation of fair value based on equity transactions with third parties close to the grant date;
•
Other valuation techniques including option pricing models such as Black-Scholes.

These estimates also require determination of the most appropriate inputs to the valuation models including assumptions regarding the expected life of a share option and warrants and expected volatility of the price of the Group’s shares.

The model inputs for options granted during the year ended December 31, 2021 included:

(a)
Options are granted for no consideration and vest based on historical prices of comparable shares listed on Nasdaq. Vested options are exercisable for a period of five years after vesting.
(b)
Average exercise price: 2.17 U.S. Dollars.
(c)
Grant date: January 1st, March 1st, March 2nd, March 11th, March 12th, March 15th, March 29th, ;May 11th, ;May 18 and December 9th.
(d)
Expiry date: January 1st, 2026, March 1, 2022, March 2nd 2026, March 11, 2026, March 12, 2026, March 15, 2026, March 29, 2026, May 11, 2024, May 18, 2026 and December 9th, 2026. .
(e)
Average share price at grant date: 8.3 U.S. Dollars.
(f)
Average expected price volatility of the company’s shares: 39.7%.
(g)
Average risk-free interest rate: 0.7%.

The model inputs for options granted during the year ended December 31, 2020 included:

(a)
Options are granted for no consideration and vest based on Exponentially Weighted Moving Average (EWMA) of comparable shares listed on Nasdaq. Vested options are exercisable for a period of three years after vesting.
(b)
Average exercise price: 2.17 U.S. Dollars.
(c)
Grant date: January 31st, August 24th, November 15th and November 23rd .
(d)
Expiry date: December 31st, 2024, August 24th, 2025, November 15th, 2024 and November 23rd, 2026.
(e)
Share price at grant date: 2.35 U.S. Dollars.
(f)
Expected price volatility of the company’s shares: 36.9%.
(g)
Risk-free interest rate: 1.49%.

The expected price volatility is based on the historic volatility (based on the remaining life of the options), adjusted for any expected changes to future volatility based on publicly available information.

The model inputs for the warrants granted during the year ended December 31, 2019 included:

(a)
Warrants are granted for no consideration and vest based on Exponentially Weighted Moving Average (EWMA) of comparable shares listed on Nasdaq.
(b)
Average exercise price: 0.57 U.S. Dollars.
(c)
Grant date: January 24,2019.
(d)
Expiry date: January 24, 2024.
(e)
Share price at grant date: 0.57 U.S. Dollars.
(f)
Expected price volatility of the company’s shares: 40.02%.
(g)
Risk-free interest rate: 2.66%.

The expected price volatility is based on the historic volatility (based on the remaining life of the options), adjusted for any expected changes to future volatility based on publicly available information.

During 2021 and 2020 the Group did not grant warrants.

3.4. Fair value measurement of financial instruments

When the fair values of financial assets and financial liabilities recorded in the statement of financial position cannot be measured based on quoted prices in active markets, their fair value is measured using valuation techniques, including the discounted cash models.

The inputs to these models are taken from observable markets where possible, but where this is not feasible, a degree of judgement is required in establishing fair values. Judgements include considerations of inputs such as liquidity risk, credit risk and volatility.

Changes in assumptions relating to these factors could affect the reported fair value of financial instruments.

3.5. Derivative financial instruments

dLocal estimates the fair value of derivative financial instruments using the most appropriate valuation model and underlying assumptions, which depends on the terms and conditions and the information available.

These estimates require determination of the most appropriate inputs to the valuation techniques including assumptions regarding the expected life of a derivative financial instrument and expected volatility of the price of the Group’s shares.

The model inputs for measuring the fair value of the derivative financial instrument during the year ended December 31, 2021 included:

(a)
Options are granted for no consideration and vest based on historical prices of comparable shares listed on Nasdaq. Vested options are exercisable for a period of five years after vesting.
(b)
Average exercise price: 2.17 U.S. Dollars
(c)
Grant date: January 1st, March 1st, March 2nd, March 11th, March 12th, March 15th, March 29th, ;ay 11th, ;ay 18 and December 9th.
(d)
Expiry date: January 1st, 2026, March 1, 2022, March 2nd 2026, March 11, 2026, March 12, 2026, March 15, 2026, March 29, 2026, May 11, 2024, May 18, 2026 and December 9th, 2026. .
(e)
Average share price at grant date: 8.3 U.S. Dollars
(f)
Average expected price volatility of the company’s shares: 39.7%
(g)
Average risk-free interest rate: 0.7%

The model inputs for options granted during the year ended December 31, 2020 included:

(a)
Options are granted for no consideration and vest based on Exponentially Weighted Moving Average (EWMA) of comparable shares listed on Nasdaq. Vested options are exercisable for a period of three years after vesting.
(b)
Average exercise price: 2.17 U.S. Dollars.
(c)
Grant date: January 31st, August 24th, November 15th and November 23rd .
(d)
Expiry date: December 31st, 2024, August 24th, 2025, November 15th, 2024 and November 23rd, 2026.
(e)
Share price at grant date: 2.35 U.S. Dollars.
(f)
Expected price volatility of the company’s shares: 36.9%.
(g)
Risk-free interest rate: 1.49%.

The expected price volatility is based on the historic volatility (based on the remaining life of the options), adjusted for any expected changes to future volatility based on publicly available information.

In addition, see Note 24: Derivative financial instruments.